CASH FLOW INFORMATION	6 Months Ended
Dec. 31, 2021
CASH FLOW INFORMATION
CASH FLOW INFORMATION

11.    CASH FLOW INFORMATION

Significant non-cash transactions related to investment and financing activities are as follows:

	12/31/2021	12/31/2020
Investment activities
Settlement of receivables through PPE contribution	—	1,547,543
Investment in-kind in other related parties (Note 15)	437,780	921,390
Acquisition of assets financed by debt	—	7,637,972
Acquisition of assets through issuance of capital	—	15,000,000
	437,780	25,106,905

	12/31/2021	12/31/2020
Financing activities
Acquisition of non-controlling interest in subsidiaries	255,893	—
	255,893	—